Stockholders' Deficit (Details Narrative) (10-K) - USD ($)																3 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Jan. 25, 2021	Jul. 30, 2020	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Apr. 05, 2019	Mar. 20, 2019	Mar. 09, 2019	Mar. 20, 2018	Jan. 01, 2016	Feb. 16, 2009	Mar. 31, 2021	Dec. 31, 2020	Aug. 08, 2020	Dec. 31, 2019	Mar. 08, 2019	Dec. 17, 2013
Number of shares issued							766,667	7,967,871			4,052,652
Share price											$ 0.0695
Proceeds from issuance of common stock																			$ 1,000,000
Warrants to purchase up share							1,000,000	8,000,000
Warrant exercise price per share																	$ 0.16		$ 0.001
Stock issued during period, value											$ 281,659								$ 1,000,000
Issuance of common stock in connection with cashless exercise	786,280		70,786		9,941,623											2,336,794	10,000,000		9,000,000
Warrants term																5 years	5 years
Fair value of adjustments of warrants																$ 3,359,716	$ 2,599,066
Number of warrants cancelled																250,000
Preferred stock, no par value
Preferred stock, shares authorized															Unlimited	Unlimited	Unlimited		Unlimited
Contribution of capital																	$ 17,495
Common Stock Class A [Member]
Common stock, no par value
Common stock, shares authorized															Unlimited	Unlimited	Unlimited		Unlimited
Common Stock Class B [Member]
Common stock, no par value
Common stock, shares authorized															Unlimited	Unlimited	Unlimited		Unlimited
Preferred Stock Series A [Member]
Preferred stock, no par value
Preferred stock, shares authorized																					2
University of Notre Dame [Member]
Stock issued during period, value											38,500
Accounts payable											$ 243,159
Common Stock and Warrants [Member]
Number of shares issued												14,797,278
6 Cent Warrants [Member]
Warrants to purchase up share																				14,797,278
Warrant exercise price per share																				$ 0.06
8 Cent Warrants [Member]
Warrants to purchase up share												7,398,639
Warrant exercise price per share												$ 0.08
Warrant [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06										$ 0.06				0.001	0.001		0.001
Warrant expiration date		Mar. 08, 2021										Mar. 08, 2021
Stock issued during period, value		$ 88,784
Issuance of common stock in connection with cashless exercise	2,000,000		200,000		10,000,000
Warrant One [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06										$ 0.06				0.056	0.056		0.056
Warrant expiration date		May 08, 2021										Mar. 08, 2022
Warrant Two [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06										$ 0.08				0.04	0.04		0.04
Warrant expiration date		Jul. 08, 2021										Mar. 08, 2022
Warrant Three [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06										$ 0.08				$ 0.06	$ 0.06		$ 0.06
Warrant expiration date		Sep. 08, 2021										Mar. 08, 2023
Common Stock Warrants and Options [Member]
Number of shares issued				2,500,000		20,000,000			2,000,000
Share price				$ 0.134		$ 0.115			$ 0.2299					$ 0.001
Warrants to purchase up share													600,000	6,000,000
Warrant exercise price per share													$ 0.001
Stock issued during period, value		$ 88,784
Option term						20 years			2 years
Fair value of options						$ 2,198,411			$ 267,574
Common stock warrants and options, description						Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040.			Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024.				Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.
Share based compensation																	$ 2,198,411		$ 267,574
Warrants term													4 years	3 years
Fair value of adjustments of warrants													$ 19,915	$ 142,526
Warrants cancelled amount										$ 6,000
Number of warrants cancelled										600,000
Common Stock Warrants and Options One [Member]
Number of shares issued						6,000,000
Share price						$ 0.115
Option term						10 years
Fair value of options						$ 626,047
Common stock warrants and options, description						Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.
Share based compensation																	272,673
Common Stock Warrants and Options Two [Member]
Number of shares issued						1,340,000
Share price						$ 0.115
Option term						7 years
Fair value of options						$ 133,063
Common stock warrants and options, description						Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Share based compensation																	40,935
Common Stock Warrants and Options One [Member]
Number of shares issued									2,000,000
Share price									$ 0.2299
Option term									2 years
Fair value of options									$ 267,574
Common stock warrants and options, description									Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation																	161,568
Common Stock Warrants and Options Two [Member]
Number of shares issued									2,000,000
Share price									$ 0.2299
Option term									3 years
Fair value of options									$ 291,842
Common stock warrants and options, description									Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation																	146,121
Common Stock Warrants and Options Three [Member]
Number of shares issued									1,000,000
Share price									$ 0.2299
Option term									2 years
Fair value of options									$ 118,874
Common stock warrants and options, description									Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation																			118,874
Common Stock Warrants and Options Four [Member]
Number of shares issued									1,000,000
Share price									$ 0.2299
Option term									2 years
Fair value of options									$ 118,874
Common stock warrants and options, description									Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024.
Share based compensation																			118,874
Common Stock Warrants and Options Five [Member]
Number of shares issued																		125,000
Share price									$ 0.2299
Option term																		2 years
Fair value of options																		$ 14,859
Common stock warrants and options, description																		Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation																			14,859
Common Stock Warrants and Options Six [Member]
Number of shares issued									125,000
Share price									$ 0.2299
Option term									2 years
Fair value of options									$ 16,723
Common stock warrants and options, description									Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation																	10,098
Common Stock Warrants and Options Seven [Member]
Number of shares issued									125,000
Share price									$ 0.2299
Option term									2 years
Fair value of options									$ 18,240
Common stock warrants and options, description									Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation																	9,133
Fair value of adjustments of warrants									$ 18,240
Common Stock Warrants and Options Eight [Member]
Number of shares issued									125,000
Share price									$ 0.2299
Option term									2 years
Fair value of options									$ 19,525
Common stock warrants and options, description									Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Share based compensation																	6,520
Fair value of adjustments of warrants									$ 19,525
Common Stock Warrants and Options [Member]
Warrants expenses																			$ 19,915
Chief Financial Officer [Member]
Contribution of capital																	$ 17,495
Purchase Agreement [Member] | Investor [Member]
Number of shares issued												14,797,278
Share price												$ 0.06758
Proceeds from issuance of common stock												$ 1,000,000